CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 10,674	¥ 74,307	¥ 404,742
Restricted cash	0	0	421,990
Short-term investment	0	0	50,000
Accounts receivable (net of allowance of RMB 3,585 and RMB 7,147 (US$1,027) and including amounts due from related parties amounting to RMB 5,099 and RMB Nil as of December 31, 2018 and 2019, respectively)	10,591	73,731	86,868
Prepayments and other current assets (net of reserve of RMB14,798 and RMB9,013 (US$1,295) and including amounts due from related parties amounting to RMB15,572 and RMB3,833 (US$550) as of December 31, 2018 and 2019, respectively)	13,627	94,868	227,714
Inventories	624	4,341	3,356
Net investment in direct financing leases, current portion	5,062	35,240	29,638
Assets held-for-sale	0	0	4,384
Total current assets	40,578	282,487	1,228,692
Non-current assets:
Property, plant and equipment, net	272,754	1,898,861	1,219,309
Prepaid land lease payments	0	0	438,323
Right of use assets, net	92,947	647,080	0
Net investment in direct financing leases, non-current portion	3,890	27,084	42,977
Goodwill	30,229	210,443	165,171
Intangible assets, net	76,487	532,489	456,844
Deposits for non-current assets (net of reserve of RMB30,860 and RMB93,260 (US$13,396) as of December 31, 2018 and 2019)	89,651	624,132	637,838
Long-term investments	9,329	64,948	388,364
Other non-current assets	1,425	9,921	7,876
Total non-current assets	576,712	4,014,958	3,356,702
Total assets	617,290	4,297,445	4,585,394
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB46,013 and Nil as of December 31, 2018 and 2019, respectively):
Accounts payable	1,189	8,275	5,438
Accrued expenses and other liabilities (including loan from related party of RMB15,985 and Nil as of December 31, 2018 and 2019, respectively)	39,803	277,101	418,006
Income tax payable	108	752	3,762
Dividend payable	0	0	2,471
Operating lease liabilities, current	1,851	12,884	0
Short-term bank and other borrowings	41,010	285,500	396,520
Long-term bank and other borrowings, current portion (including loan from related party of Nil and RMB10,120(US$1,454) as of December 31, 2018 and 2019, respectively)	6,168	42,939	44,068
Total current liabilities	90,129	627,451	870,265
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB454,424 and Nil as of December 31, 2018 and 2019, respectively)
Long-term bank and other borrowings, non-current portion	185,550	1,291,763	497,526
Deferred tax liabilities	23,764	165,438	165,646
Operating lease liabilities, non-current	31,431	218,817	0
Mandatorily redeemable noncontrolling interest	0	0	434,216
Amounts due to related parties, non-current portion	0	0	222,518
Other long-term liabilities	15,044	104,738	121,342
Total non-current liabilities	255,789	1,780,756	1,441,248
Total liabilities	345,918	2,408,207	2,311,513
Commitments and contingencies
Contingently redeemable noncontrolling interest	274,298	1,909,606	1,720,366
Equity (deficit):
Treasury stock (12,175,155 and 12,111,537 shares as of December 31, 2018 and 2019, respectively)	(1)	(8)	(8)
Additional paid-in capital	252,800	1,759,941	1,758,937
Accumulated other comprehensive loss	(13,974)	(97,285)	(88,621)
Accumulated deficit	(256,474)	(1,785,517)	(1,232,991)
Total Concord Medical Services Holdings Limited shareholders' equity / (deficit)	(17,634)	(122,764)	437,422
Noncontrolling interests	14,708	102,396	116,093
Total equity (deficit)	(2,926)	(20,368)	553,515
Total liabilities, mezzanine equity and equity (deficit)	617,290	4,297,445	4,585,394
Common Class A [Member]
Equity (deficit):
Ordinary shares	10	68	68
Common Class B [Member]
Equity (deficit):
Ordinary shares	$ 5	¥ 37	¥ 37